Revenue from contract with customer	6 Months Ended
Jun. 30, 2026
Revenue from contract with customer
Revenue from contract with customer

16. Revenue from contract with customer

License & research agreement with Indivior PLC

On January 2, 2018, the Group entered into an agreement with Indivior for the discovery, development and commercialization of novel GABAB PAM compounds for the treatment of addiction and other CNS diseases. On August 27, 2024, Indivior selected a compound for future development in substance use disorder and the Group also exercised its right to select a compound to advance its own independent GABAB PAM program for the treatment of chronic cough. On May 12, 2025, Indivior successfully completed IND enabling studies with their selected compound. On September 25, 2026, Indivior terminated our license agreement, following their announced merger with Supernus, returning to us the program including all related intellectual property.

No amount has been recognized by the Group under this agreement for the three-month and six-month periods ended June 30, 2025, and 2026.

Janssen Pharmaceuticals Inc. (formerly Ortho-McNeil-Janssen Pharmaceuticals Inc)

On December 31, 2004, the Group entered into a research collaboration and license agreement with Janssen Pharmaceuticals Inc. (JPI). In accordance with this agreement, JPI has acquired an exclusive worldwide license to develop mGlu2 PAM compounds for the treatment of human health.

In 2024, Janssen completed a Phase 2a proof of concept clinical trial of ADX71149 in epilepsy patients that did not achieve statistical significance for the primary endpoint of time for patients to reach baseline seizure count when ADX71149 was added to standard of care and decided to terminate the development of ADX71149. On April 17, 2025, the Group announced that the license agreement had been terminated and the program and all related intellectual property has been returned to the Group.

No amounts have been recognized under this agreement for the three-month and six – month periods ended June 30, 2026 and 2025.